SHARE CAPITAL	9 Months Ended
May 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

At May 31, 2022, the Company had 98,796,156 common shares outstanding, including 18,950 shares sold for net proceeds of $38 on or before May 31, 2022 and issued June 1 and 2, 2022 pursuant to an at-the-market offering entered into on February 5, 2021 (the "ATM Offering"). The ATM Offering was governed by the terms of an equity distribution agreement with BMO Capital Markets ("BMO"), which expired June 21, 2022.

Fiscal 2022

During the nine-month period ended May 31, 2022, the Company sold an aggregate of 7,923,842 shares pursuant to the ATM Offering at an average price of US$2.48 for gross proceeds of $19,656. For the three month period ended May 31, 2022 the Company sold 2,466,308 common shares at an average price of US$2.38 for net proceeds of $5,716.

On February 4 and 10, 2022, the Company issued 7,073,746 and 4,719,763 shares respectively at a price of US$1.695 each in connection with the repayment of the Convertible Notes (See Note 6 for further details).

On February 11, 2022, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 3,539,823 common shares at a price of US$1.695 each for gross proceeds of $6 million maintaining HCI's ownership in the Company at approximately 26% at that time.

Fiscal 2021

As of August 31, 2021, the Company had sold an aggregate of 2,502,790 shares pursuant to the ATM Offering at an average price of US$4.38 per share for gross proceeds of $10,951. Total fees and expenses of $701 were incurred during the fiscal year ending August 31, 2021 in relation to the ATM Offering.

On December 8, 2020, the Company closed a non-brokered private placement with HCI for 1,121,076 common shares at a price of US$2.23 each for gross proceeds of $2,500 maintaining HCI's ownership in the Company at approximately 31% at that time.

On November 30, 2020, the Company completed the sale of common shares pursuant to an at-the-market offering executed pursuant to an equity distribution agreement with BMO (the "2020 ATM"). Final sales were settled, and the 2020 ATM was completed, on December 2, 2020. An aggregate of 5,440,186 common shares were sold at an average price of US$2.21 per share for gross proceeds of $12.0 million. Total fees and expenses of $592 were incurred.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of US$2.18 per share for gross proceeds of $2.5 million. All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Stock options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	1,273,000	$2.36
Expired	(634,350)	$4.48
Exercised	(10,000)	$2.61
Options outstanding at May 31, 2022	4,437,171	$3.43

Number Outstanding at May 31, 2022	Number Exercisable at May 31, 2022	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,164,167	499,167	$6.58	3.55
99,000	-	$3.90	4.19
42,000	-	$3.40	4.31
916,836	916,836	$2.61	1.86
21,000	-	$2.52	4.75
1,210,000	-	$2.32	4.55
984,168	635,334	$1.81	2.51
4,437,171	2,051,337		3.27

During the nine-month period ended May 31, 2022, the Company granted 1,273,000 stock options, which will vest in three tranches on the first, second and third anniversary of their respective grants.

During the year ended August 31, 2021, the Company granted 1,596,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the nine-month period ended May 31, 2022, the Company recorded $1,804 of stock compensation expense (May 31, 2021 - $1,953), of which $1,662 was expensed (May 31, 2021 - $1,793) and $142 was capitalized to mineral properties (May 31, 2021 - $33).

(d) Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are issued.

During the nine-month period ended May 31, 2022, a recovery of $246 was recorded in relation to outstanding DSUs (May 31, 2021 - $657), with a net recovery of $364 recorded as share-based compensation (May 31, 2021 - $546 expense) and $118 recorded as director fees (May 31, 2021 - $111). During the nine-month period ended May 31, DSUs were revalued, and a $465 recovery was recorded to reflect their decreased value due to the Company's share price depreciation. At May 31, 2022, a total of 565,793 DSUs were issued and outstanding, of which 485,794 DSUs had vested.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSUs vest over a three-year period.

During the nine-month period ended May 31, 2022, a stock compensation expense of $487 was recorded (May 31, 2021 - $487) of which $432 expensed (May 31, 2021 - $435) and $55 was capitalized (May 31, 2021 - $52). During the period, 257,856 RSUs were settled. At May 31, 2022, 383,912 RSUs were issued and outstanding, with 3,334 of these RSUs being vested.